Income tax and deferred tax (Details 3) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Deferred Tax
Provision of income tax payable	$ 0	$ 3,977
Tax withholdings	0	(1,535)
Total current	$ 0	$ 2,442